On behalf of Causeway International Value NextShares and Causeway Global Value NextShares (the “Funds”), series of Causeway ETMF Trust, and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format, which relate to the prospectus for the Funds, dated February 28, 2018. The prospectus was filed with the U.S. Securities and Exchange Commission on February 16, 2018 (Accession No. 0001193125-18-048516), and declared effective on February 28, 2018 (Accession No. 9999999995-18-000510), and is incorporated by reference into this filing.